UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.5%
FINANCIAL—BANKS 0.3%
Bond Street Holdings LLC, Class A, 144A(a),(b),(c),(d)	662,947	$14,087,624
REAL ESTATE 98.2%
DIVERSIFIED 7.7%
Alexander’s	70,282	30,044,852
American Assets Trust	1,145,991	30,701,099
Forest City Enterprises, Class A(d)	1,633,384	25,889,136
Vornado Realty Trust	3,580,754	290,220,112
		376,855,199
HEALTH CARE 10.2%
Brookdale Senior Living(d)	1,211,955	28,141,595
HCP	4,265,662	189,736,646
Health Care REIT	1,080,680	62,409,270
Healthcare Realty Trust	1,012,300	23,333,515
Ventas	3,080,386	191,754,029
		495,375,055
HOTEL 8.0%
Chesapeake Lodging Trust	874,237	17,371,089
Hersha Hospitality Trust	7,185,476	35,208,832
Host Hotels & Resorts	10,273,796	164,894,426
Hyatt Hotels Corp., Class A(d)	1,695,274	68,065,251
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	4,185,314	37,249,295
RLJ Lodging Trust	394,569	7,461,300
Starwood Hotels & Resorts Worldwide	854,473	49,525,255
Strategic Hotels & Resorts Worldwide(d)	1,620,088	9,736,729
		389,512,177
INDUSTRIALS 6.5%
DCT Industrial Trust	5,029,139	32,538,529
Prologis	8,165,999	286,054,945
		318,593,474
OFFICE 13.7%
Alexandria Real Estate Equities	1,177,012	86,533,922
Boston Properties	1,539,233	170,254,562
Brookfield Office Properties (Canada)	6,175,266	102,262,405
Corporate Office Properties Trust	2,506,882	60,089,962
Douglas Emmett	1,644,674	37,942,629
Hudson Pacific Properties	1,852,301	34,267,569

1

	Number of Shares	Value
Kilroy Realty Corp.	1,046,435	$46,859,359
Liberty Property Trust	684,614	24,810,411
SL Green Realty Corp.	1,313,543	105,175,388
		668,196,207
RESIDENTIAL—APARTMENT 17.9%
American Campus Communities	1,096,283	48,104,898
Apartment Investment & Management Co.	3,891,868	101,149,649
AvalonBay Communities	977,882	132,982,173
Colonial Properties Trust	2,553,225	53,745,386
Education Realty Trust	2,195,260	23,928,334
Equity Residential	4,350,389	250,277,879
Essex Property Trust	582,715	86,381,672
Home Properties	358,940	21,992,254
Mid-America Apartment Communities	1,213,299	79,240,558
UDR	2,899,766	71,972,192
		869,774,995
SELF STORAGE 6.8%
CubeSmart	2,749,188	35,382,049
Extra Space Storage	1,549,152	51,509,304
Public Storage	1,470,934	204,709,885
Sovran Self Storage	662,300	38,314,055
		329,915,293
SHOPPING CENTERS 24.9%
COMMUNITY CENTER 10.1%
DDR Corp.	4,852,500	74,534,400
Federal Realty Investment Trust	574,558	60,500,957
Kimco Realty Corp.	3,445,843	69,847,238
Regency Centers Corp.	2,733,764	133,216,320
Retail Properties of America	2,072,586	23,461,673
Tanger Factory Outlet Centers	1,528,560	49,418,345
Weingarten Realty Investors	2,876,499	80,858,387
		491,837,320
REGIONAL MALL 14.8%
General Growth Properties	7,958,291	155,027,509
Simon Property Group	3,735,462	567,080,486
		722,107,995
TOTAL SHOPPING CENTERS		1,213,945,315

2

		Number of Shares	Value
SPECIALTY 2.5%
Digital Realty Trust		1,191,632	$83,235,495
DuPont Fabros Technology		983,603	24,835,976
Weyerhaeuser Co.		499,800	13,064,772
			121,136,243
TOTAL REAL ESTATE			4,783,303,958

TOTAL INVESTMENTS (Identified cost—$3,630,274,436)	98.5%		4,797,391,582

OTHER ASSETS IN EXCESS OF LIABILITIES	1.5		71,962,107

NET ASSETS (Equivalent to $67.93 per share based on 71,681,641 shares of common stock outstanding)	100.0%		$4,869,353,689

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.3% of the net assets of the Fund.

(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of the net assets of the Fund, all of which are illiquid.
(d)	Non-income producing security.

3

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Financial - Banks	$14,087,624	$—	$—	$14,087,624	(a)
Common Stock - Other	4,783,303,958	4,783,303,958	—	—
Total Investments(b)	$4,797,391,582	$4,783,303,958	$—	$14,087,624

(a) Fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in Securities
Balance as of December 31, 2011	$14,253,361
Change in unrealized depreciation	(165,737)
Balance as of September 30, 2012	$14,087,624

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to ($165,737).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at 9/30/2012	Technique	Inputs	Range
Common Stock - Financial - Banks	$14,087,624	Market comparable companies	Price/Book Ratio Liquidity Discount	1.01X -1.58X 10%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Financial - Banks are the price-to-book ratio and discount for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$3,630,274,436
Gross unrealized appreciation	$1,177,741,122
Gross unrealized depreciation	(10,623,976)
Net unrealized appreciation	$1,167,117,146

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012